Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 251,134	$ 605,177
Short-term bank deposits	47,586
Marketable securities	522,028	418,480
Accounts receivable and other:
Trade, net	246,972	213,539
Other receivables and prepaid expenses	59,727	53,347
Inventories	210,439	180,292
TOTAL CURRENT ASSETS	1,337,886	1,470,835
LONG-TERM MARKETABLE SECURITIES	435,189	557,209
PROPERTY, PLANT AND EQUIPMENT, NET	199,692	205,508
DEFERRED INCOME TAXES	124,882	142,007
GOODWILL	11,820	7,191
OTHER ASSETS	66,893	24,123
TOTAL ASSETS	2,176,362	2,406,873
Accounts payable:
Trade payables	68,232	61,166
Other current liabilities	363,886	615,135
TOTAL CURRENT LIABILITIES	432,118	676,301
LONG-TERM LIABILITIES:
Deferred income taxes		1,907
Other long-term liabilities	32,799	33,208
TOTAL LONG-TERM LIABILITIES	32,799	35,115
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	464,917	711,416
Taro shareholders' equity:
Ordinary shares of NIS 0.0001 par value: Authorized at March 31, 2022 and March 31, 2021: 200,000,000 shares; Issued at March 31, 2022 and March 31, 2021: 45,116,262 shares Outstanding at March 31, 2022 and March 31, 2021: 37,584,631 and 37,926,044 shares, respectively	679	679
Founders' shares of NIS 0.00001 par value: Authorized, issued and outstanding at March 31, 2022 and March 31, 2021: 2,600 shares	1	1
Additional paid-in capital	262,445	262,445
Accumulated other comprehensive loss, net of taxes	(168,965)	(151,621)
Treasury stock at March 31, 2022 and March 31, 2021: 7,531,631 and 7,190,218 shares, respectively	(771,406)	(746,472)
Accumulated earnings	2,388,691	2,338,617
Taro shareholders' equity	1,711,445	1,703,649
Non-controlling interest		(8,192)
TOTAL SHAREHOLDERS’ EQUITY	1,711,445	1,695,457
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,176,362	$ 2,406,873